                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-06106

                         Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
	Pioneer Mid Cap Value Fund
	Schedule of Investments 1/31/2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.5%
	Energy - 7.8%
	Oil & Gas Equipment & Services - 1.4%
192,195	Cameron International Corp. *	$12,619,524
	Oil & Gas Exploration & Production - 6.4%
391,709	Cabot Oil & Gas Corp.	$8,127,962
146,133	Cimarex Energy Co.	13,590,369
127,580	Concho Resources, Inc. *	12,136,685
654,873	Memorial Resource Development Corp. *	10,419,029
89,998	Pioneer Natural Resources Co.	11,155,252
		$55,429,297
	Total Energy	$68,048,821
	Materials - 3.9%
	Specialty Chemicals - 1.3%
172,827	Celanese Corp.	$11,003,895
	Metal & Glass Containers - 1.0%
190,785	Crown Holdings, Inc. *	$8,753,216
	Forest Products - 1.6%
869,945	Louisiana-Pacific Corp. *	$13,675,535
	Total Materials	$33,432,646
	Capital Goods - 6.3%
	Building Products - 4.2%
373,069	Fortune Brands Home & Security, Inc.	$18,127,423
398,269	Owens Corning *	18,396,045
		$36,523,468
	Construction & Engineering - 1.1%
201,349	Fluor Corp.	$9,038,557
	Industrial Machinery - 1.0%
151,653	Dover Corp.	$8,864,118
	Total Capital Goods	$54,426,143
	Commercial Services & Supplies - 1.4%
	Human Resource & Employment Services - 1.4%
162,814	ManpowerGroup, Inc.	$12,430,849
	Total Commercial Services & Supplies	$12,430,849
	Transportation - 3.1%
	Air Freight & Logistics - 1.0%
197,286	Expeditors International of Washington, Inc.	$8,901,544
	Airlines - 2.1%
379,487	United Continental Holdings, Inc. *	$18,321,632
	Total Transportation	$27,223,176
	Automobiles & Components - 2.2%
	Tires & Rubber - 2.2%
677,115	The Goodyear Tire & Rubber Co.	$19,236,837
	Total Automobiles & Components	$19,236,837
	Consumer Durables & Apparel - 2.8%
	Homebuilding - 1.4%
282,543	Lennar Corp.	$11,909,187
	Household Appliances - 1.4%
92,337	Whirlpool Corp.	$12,409,169
	Total Consumer Durables & Apparel	$24,318,356
	Retailing - 2.5%
	Department Stores - 0.9%
198,475	Macy's, Inc.	$8,020,375
	Apparel Retail - 1.6%
250,831	Ross Stores, Inc.	$14,111,752
	Total Retailing	$22,132,127
	Food, Beverage & Tobacco - 7.5%
	Agricultural Products - 2.3%
195,737	Ingredion, Inc.	$19,714,631
	Packaged Foods & Meats - 5.2%
102,732	The Hershey Co.	$9,051,717
101,542	The JM Smucker Co.	13,029,869
438,931	Tyson Foods, Inc.	23,421,361
		$45,502,947
	Total Food, Beverage & Tobacco	$65,217,578
	Health Care Equipment & Services - 4.3%
	Health Care Equipment - 3.3%
1,142,701	Boston Scientific Corp. *	$20,031,549
82,860	Zimmer Biomet Holdings, Inc.	8,224,684
		$28,256,233
	Health Care Distributors - 1.0%
111,911	Cardinal Health, Inc.	$9,106,198
	Total Health Care Equipment & Services	$37,362,431
	Pharmaceuticals, Biotechnology & Life Sciences - 1.3%
	Pharmaceuticals - 1.3%
86,901	Jazz Pharmaceuticals Plc *	$11,187,635
	Total Pharmaceuticals, Biotechnology & Life Sciences	$11,187,635
	Banks - 7.2%
	Regional Banks - 7.2%
473,935	Cathay General Bancorp	$13,270,180
356,516	Citizens Financial Group, Inc.	7,575,965
850,329	First Horizon National Corp.	10,824,688
1,385,469	Huntington Bancshares, Inc.	11,887,324
893,051	KeyCorp	9,966,449
1,059,359	Regions Financial Corp.	8,601,995
		$62,126,601
	Total Banks	$62,126,601
	Diversified Financials - 8.1%
	Other Diversified Financial Services - 1.7%
480,012	Voya Financial, Inc.	$14,678,767
	Specialized Finance - 4.5%
70,469	Intercontinental Exchange, Inc.	$18,589,722
338,896	Nasdaq, Inc.	21,011,552
		$39,601,274
	Consumer Finance - 1.0%
301,429	Synchrony Financial	$8,566,612
	Investment Banking & Brokerage - 0.9%
212,463	Lazard, Ltd.	$7,646,543
	Total Diversified Financials	$70,493,196
	Insurance - 9.2%
	Life & Health Insurance - 3.8%
386,897	Lincoln National Corp.	$15,266,956
637,206	Unum Group	18,249,580
		$33,516,536
	Multi-line Insurance - 1.7%
360,666	The Hartford Financial Services Group, Inc.	$14,491,560
	Property & Casualty Insurance - 3.7%
204,836	The Hanover Insurance Group, Inc.	$16,692,086
430,517	XL Group Plc	15,610,546
		$32,302,632
	Total Insurance	$80,310,728
	Real Estate - 10.2%
	Diversified REIT - 1.4%
603,045	Duke Realty Corp.	$12,139,296
	Office REIT - 0.3%
107,572	Corporate Office Properties Trust	$2,398,856
	Residential REIT - 3.9%
36,538	Essex Property Trust, Inc.	$7,786,613
144,671	Mid-America Apartment Communities, Inc.	13,573,033
342,853	UDR, Inc.	12,202,138
		$33,561,784
	Retail REIT - 2.4%
71,376	Federal Realty Investment Trust	$10,765,642
360,214	General Growth Properties, Inc.	10,100,401
		$20,866,043
	Specialized REIT - 1.2%
130,564	Digital Realty Trust, Inc.	$10,455,565
	Real Estate Services - 1.0%
63,071	Jones Lang LaSalle, Inc.	$8,875,351
	Total Real Estate	$88,296,895
	Software & Services - 6.3%
	IT Consulting & Other Services - 1.5%
235,549	Amdocs, Ltd.	$12,893,952
	Data Processing & Outsourced Services - 2.1%
187,558	Fidelity National Information Services, Inc.	$11,202,839
184,819	Total System Services, Inc.	7,422,331
		$18,625,170
	Application Software - 2.7%
157,916	Citrix Systems, Inc. *	$11,126,761
691,269	Nuance Communications, Inc. *	12,187,072
		$23,313,833
	Total Software & Services	$54,832,955
	Technology Hardware & Equipment - 2.4%
	Communications Equipment - 0.7%
74,451	Harris Corp.	$6,475,003
	Electronic Manufacturing Services - 1.7%
178,985	IPG Photonics Corp.	$14,467,358
	Total Technology Hardware & Equipment	$20,942,361
	Semiconductors & Semiconductor Equipment - 6.3%
	Semiconductors - 6.3%
94,603	First Solar, Inc. *	$6,495,442
436,620	Microsemi Corp. *	13,840,854
535,868	NVIDIA Corp.	15,695,574
1,362,852	ON Semiconductor Corp. *	11,666,013
169,554	Qorvo, Inc.	6,714,338
		$54,412,221
	Total Semiconductors & Semiconductor Equipment	$54,412,221
	Utilities - 6.7%
	Electric Utilities - 4.6%
223,866	Edison International	$13,834,919
255,628	Eversource Energy	13,752,786
291,949	Westar Energy, Inc.	12,717,298
		$40,305,003
	Multi-Utilities - 2.1%
212,822	NiSource, Inc.	$4,471,390
326,452	Public Service Enterprise Group, Inc.	13,482,468
		$17,953,858
	Total Utilities	$58,258,861
	TOTAL COMMON STOCKS
	(Cost $824,200,349)	$864,690,417

	TOTAL INVESTMENT IN SECURITIES - 99.5%
	(Cost $824,200,349) (a)	$864,690,417
	OTHER ASSETS & LIABILITIES - 0.5%	$4,365,262
	TOTAL NET ASSETS - 100.0%	$869,055,679

*	Non-income producing security.

REIT	Real Estate Investment Trust.

(a)	At January 31, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $824,345,689 was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$88,043,636

	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(47,698,908)

	Net unrealized appreciation	$40,344,728

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2016, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$864,690,417	$-	$-	$864,690,417
Total	$864,690,417	$-	$-	$864,690,417

During the period ended January 31, 2016, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Mid Cap Value Fund

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date March 30, 2016

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date March 30, 2016

* Print the name and title of each signing officer under his or her signature.